                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4577
                      (Investment Company Act File Number)

                        Federated Income Securities Trust

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 2/28/04

               Date of Reporting Period: Six months ended 8/31/03

Item 1. Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Capital Income Fund

Established 1988

(formerly, Federated Utility Fund, Inc.)

A Portfolio of Federated Income Securities Trust

16TH SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2003

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended February 28 or 29,
	8/31/2003	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$5.84	$7.87	$9.94	$11.62	$12.42	$14.07
Income From Investment Operations:
Net investment income	0.16	0.33	0.34 [2]	0.31	0.36	0.38
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.66	(2.03)	(2.05)[2]	(1.49)	0.34	0.64

TOTAL FROM INVESTMENT OPERATIONS	0.82	(1.70)	(1.71)	(1.18)	0.70	1.02

Less Distributions:
Distributions from net investment income	(0.16)	(0.33)	(0.36)	(0.36)	(0.36)	(0.36)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.14)	(1.14)	(2.31)

TOTAL DISTRIBUTIONS	(0.16)	(0.33)	(0.36)	(0.50)	(1.50)	(2.67)

Net Asset Value, End of Period	$6.50	$5.84	$7.87	$ 9.94	$11.62	$12.42

Total Return[3]	14.18%	(21.94)%	(17.58)%	(10.41)%	5.44%	7.04%

Ratios to Average Net Assets:

Expenses	1.37%[4,5]	1.38%[5]	1.27%	1.24%	1.24%	1.23%

Net investment income	4.80%[4]	4.98%	3.77%[2]	2.76%	2.86%	2.79%

Expense waiver/reimbursement[6]	0.00%[4,7]	0.00%[7]	--	0.01%	0.01%	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$260,711	$213,915	$363,449	$523,944	$688,761	$756,510

Portfolio turnover	85%	140%	95%	84%	127%	94%

1 Beginning with the year ended February 29, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective March 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended August 31, 2003 and the year ended February 28, 2003 are 1.33% and 1.34%, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represent less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended February 28 or 29,
	8/31/2003	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$5.84	$7.88	$9.95	$11.63	$12.42	$14.08
Income From Investment Operations:
Net investment income	0.13	0.28	0.28 [2]	0.23	0.26	0.28
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.67	(2.04)	(2.06)[2]	(1.50)	0.35	0.63

TOTAL FROM INVESTMENT OPERATIONS	0.80	(1.76)	(1.78)	(1.27)	0.61	0.91

Less Distributions:
Distributions from net investment income	(0.14)	(0.28)	(0.29)	(0.27)	(0.26)	(0.26)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.14)	(1.14)	(2.31)

TOTAL DISTRIBUTIONS	(0.14)	(0.28)	(0.29)	(0.41)	(1.40)	(2.57)

Net Asset Value, End of Period	$6.50	$5.84	$7.88	$9.95	$11.63	$12.42

Total Return[3]	13.75%	(22.64)%	(18.19)%	(11.09)%	4.73%	6.18%

Ratios to Average Net Assets:

Expenses	2.12%[4,5]	2.13%[5]	2.02%	2.00%	1.99%	1.98%

Net investment income	4.05%[4]	4.20%	3.01%[2]	2.01%	2.10%	2.04%

Expense waiver/reimbursement[6]	0.00%[4,7]	0.00%[7]	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$43,817	$35,409	$63,249	$100,487	$135,245	$142,858

Portfolio turnover	85%	140%	95%	84%	127%	94%

1 Beginning with the year ended February 29, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended August 31, 2003 and the year ended February 28, 2003 are 2.08% and 2.09%, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended February 28 or 29,
	8/31/2003	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$5.84	$7.87	$9.94	$11.62	$12.42	$14.07
Income From Investment Operations:
Net investment income	0.13	0.29	0.28 [2]	0.23	0.26	0.28
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.67	(2.04)	(2.06)[2]	(1.49)	0.34	0.64

TOTAL FROM INVESTMENT OPERATIONS	0.80	(1.75)	(1.78)	(1.26)	0.60	0.92

Less Distributions:
Distributions from net investment income	(0.14)	(0.28)	(0.29)	(0.28)	(0.26)	(0.26)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.14)	(1.14)	(2.31)

TOTAL DISTRIBUTIONS	(0.14)	(0.28)	(0.29)	(0.42)	(1.40)	(2.57)

Net Asset Value, End of Period	$6.50	$5.84	$7.87	$9.94	$11.62	$12.42

Total Return[3]	13.75%	(22.54)%	(18.21)%	(11.09)%	4.65%	6.25%

Ratios to Average Net Assets:

Expenses	2.12%[4,5]	2.13%[5]	2.02%	2.00%	1.99%	1.98%

Net investment income	4.05%[4]	4.22%	3.01%[2]	2.00%	2.11%	2.03%

Expense waiver/reimbursement[6]	0.00%[4,7]	0.00%[7]	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$15,741	$13,063	$22,467	$34,223	$51,708	$58,012

Portfolio turnover	85%	140%	95%	84%	127%	94%

1 Beginning with the year ended February 29, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended August 31, 2003 and the year ended February 28, 2003 are 2.08% and 2.09%, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended February 28 or 29,
	8/31/2003	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$5.84	$7.87	$9.94	$11.62	$12.41	$14.07
Income From Investment Operations:
Net investment income	0.16	0.36	0.36 [2]	0.33	0.37	0.39
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.65	(2.06)	(2.07)[2]	(1.51)	0.34	0.63

TOTAL FROM INVESTMENT OPERATIONS	0.81	(1.70)	(1.71)	(1.18)	0.71	1.02

Less Distributions:
Distributions from net investment income	(0.16)	(0.33)	(0.36)	(0.36)	(0.36)	(0.37)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.14)	(1.14)	(2.31)

TOTAL DISTRIBUTIONS	(0.16)	(0.33)	(0.36)	(0.50)	(1.50)	(2.68)

Net Asset Value, End of Period	$6.49	$5.84	$7.87	$9.94	$11.62	$12.41

Total Return[3]	14.01%	(21.94)%	(17.58)%	(10.40)%	5.55%	6.99%

Ratios to Average Net Assets:

Expenses	1.37%[4,5]	1.38%[5]	1.27%	1.22%	1.21%	1.20%

Net investment income	4.80%[4]	4.97%	3.76%[2]	2.78%	2.89%	2.81%

Expense waiver/reimbursement[6]	0.00%[4,7]	0.00%[7]	--	0.03%	0.03%	0.03%

Supplemental Data:

Net assets, end of period (000 omitted)	$123,292	$119,963	$205,750	$315,231	$461,145	$558,020

Portfolio turnover	85%	140%	95%	84%	127%	94%

1 Beginning with the year ended February 29, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended August 31, 2003 and the year ended February 28, 2003 are 1.33% and 1.34%, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

August 31, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--28.6%
		Consumer Discretionary--1.3%
95,200		Eastman Kodak Co.	$2,655,128
111,100		Limited, Inc.	1,884,256
16,700		May Department Stores Co.	460,586
27,000		Quebecor World, Inc.	492,750
15,600		Stanley Works	472,212

		TOTAL	5,964,932

		Consumer Staples--2.6%
22,500		Albertsons, Inc.	472,950
56,300		Altria Group, Inc.	2,320,686
138,200		ConAgra, Inc.	3,040,400
69,900		R.J. Reynolds Tobacco Holdings, Inc.	2,387,085
144,600		Sara Lee Corp.	2,744,508
8,100		Unilever N.V., ADR	453,438

		TOTAL	11,419,067

		Energy--3.1%
86,000		BP Amoco PLC, ADR	3,587,920
42,100		ChevronTexaco Corp.	3,067,827
29,900		ENI SPA, ADR	2,284,061
26,200		ExxonMobil Corp.	987,740
47,300		Kerr-McGee Corp.	2,078,835
40,200		Royal Dutch Petroleum Co., ADR	1,803,774

		TOTAL	13,810,157

		Financials--7.6%
22,100		Apartment Investment & Management Co., Class A	851,955
37,900		Avalonbay Communities, Inc.	1,758,560
81,100		Citigroup, Inc.	3,515,685
18,500		Citizens Banking Corp.	481,000
67,800		Comerica, Inc.	3,345,252
21,600		FirstMerit Corp.	547,128
106,600		FleetBoston Financial Corp.	3,154,294
22,900		GATX Corp.	485,022
102,500		J.P. Morgan Chase & Co.	3,507,550
91,700		Lincoln National Corp.	3,248,014
16,400		Peoples Bank Bridgeport	490,360
16,400		PNC Financial Services Group	780,640
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
18,800		Provident Financial Group, Inc.	$502,148
77,500		Public Storage, Inc.	2,858,975
112,900		Reckson Associates Realty Corp.	2,558,314
150,200		Trizec Properties, Inc.	1,794,890
141,200		U.S. Bancorp	3,374,680
23,900		Unitrin, Inc.	707,918

		TOTAL	33,962,385

		Healthcare--1.5%
11,600		Abbott Laboratories	467,480
114,300		Bristol-Myers Squibb Co.	2,899,791
10,200		CIGNA Corp.	486,336
1	[1]	Medco Health Solutions, Inc.	12
27,400		Merck & Co., Inc.	1,378,768
81,800		Schering Plough Corp.	1,242,542

		TOTAL	6,474,929

		Industrials--4.1%
86,100		BAE Systems, ADR	930,173
70,200		Donnelley (R.R.) & Sons Co.	1,764,828
34,100		Emerson Electric Co.	1,901,416
62,100		General Electric Co.	1,836,297
18,600		Goodrich (B.F.) Co.	484,158
105,400		Honeywell International, Inc.	3,055,546
70,700		Pitney Bowes, Inc.	2,757,300
95,500		ServiceMaster Co.	955,955
96,200		Textron, Inc.	4,329,000

		TOTAL	18,014,673

		Materials--1.3%
29,000		Akzo Nobel NV, ADR	946,270
48,100		Anglo American PLC, ADR	909,090
14,800		Eastman Chemical Co.	529,988
66,600		Harmony Gold Mining Co. Ltd., ADR	952,380
196,200		Stora Enso Oyj, ADR	2,529,018

		TOTAL	5,866,746

		Telecommunication Services--3.7%
156,900		AT&T Corp.	3,498,870
42,000		BCE, Inc.	911,400
121,100		BellSouth Corp.	3,051,720
156,400		SBC Communications, Inc.	3,517,436
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--continued
48,800		Telefonos de Mexico, Class L, ADR	$1,479,128
29,300		Telstra Corp. Ltd., ADR	481,985
97,100		Verizon Communications	3,429,572

		TOTAL	16,370,111

		Utilities--3.4%
120,900		DPL, Inc.	1,867,905
32,000		DQE, Inc.	472,000
60,800		E.On AG, ADR	3,157,952
83,300		Electricidade de Portugal SA, ADR	1,815,940
28,900		Endesa SA, ADR	452,285
43,400		Energy East Corp.	937,006
7,800		Exelon Corp.	459,420
14,400		National Grid Group PLC, ADR	444,240
24,200		NICOR, Inc.	822,558
23,311		NiSource, Inc.	450,835
62,700		Pinnacle West Capital Corp.	2,150,610
12,200		PPL Corp.	483,974
16,800		RWE AG, ADR	452,817
29,300		Suez SA, ADR	467,921
26,900		United Utilities PLC, ADR	466,715

		TOTAL	14,902,178

		TOTAL COMMON STOCKS (IDENTIFIED COST $111,864,881)	126,785,178

		CORPORATE BONDS--10.4%
		Aerospace & Defense--0.4%
$1,500,000		Raytheon Co., 8.20%, 3/1/2006	1,682,280

		Basic Industry - Metals & Mining--0.4%
1,500,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	1,672,845

		Basic Industry - Paper--0.1%
400,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	422,288

		Broadcast Radio & TV--0.4%
1,900,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	1,897,625

		Cable & Wireless Television--0.4%
1,750,000		Innova S De RL, Sr. Note, 12.875%, 4/1/2007	1,800,166

		Capital Goods - Diversified Manufacturing--0.3%
1,500,000	[2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	1,488,210

		Capital Goods - Environmental--0.4%
1,500,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	1,676,280

Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals & Plastics--0.2%
$770,000		Trikem SA, Sr. Note, Series REGS, 10.625%, 7/24/2007	$668,229

		Communications - Media & Cable--0.6%
1,500,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	1,675,950
1,000,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	1,153,340

		TOTAL	2,829,290

		Communications - Media Noncable--0.6%
1,500,000		News America Holdings, Inc., Note, 8.15%, 10/17/2036	1,743,885
750,000		Univision Communications, Inc., 7.85%, 7/15/2011	842,775

		TOTAL	2,586,660

		Communications - Telecom Wirelines--1.1%
1,500,000		CenturyTel, Inc., 8.375%, 10/15/2010	1,798,680
1,200,000		Citizens Communications, 9.00%, 8/15/2031	1,502,280
1,500,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	1,607,610

		TOTAL	4,908,570

		Consumer Cyclical -- Retailers--0.3%
1,350,000		Grupo Elektra SA de CV, Sr. Note, 12.00%, 4/1/2008	1,424,250

		Container & Glass Products--0.2%
1,000,000		Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	910,000

		Finance - Automotive--0.4%
350,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	351,036
1,500,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	1,498,665

		TOTAL	1,849,701

		Financial Institution - Brokerage--0.4%
1,500,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	1,640,460

		Financial Institution - Insurance - Life--0.4%
1,500,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	1,762,770

		Healthcare--0.3%
1,500,000		HCA - The Healthcare Corp., 6.95%, 5/1/2012	1,520,100

		Oil & Gas--1.4%
1,500,000		Gazprom, Note, Series 144A, 9.625%, 3/1/2013	1,571,250
1,050,000	[2]	PT Medco Energi International Tbk, Series 144A, 8.75%, 5/22/2010	1,001,301
1,900,000		Pemex Project Funding Master Trust, Company Guarantee, 7.375%, 12/15/2014	1,945,505
1,950,000	[2]	Petrozuata Finance Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017	1,569,750

		TOTAL	6,087,806

		Rail--0.3%
1,500,000		TFM SA de CV, Company Guarantee, Series REGS, 11.75%, 6/15/2009	1,518,750

Principal Amount			Value
		CORPORATE BONDS--continued
		Supranational--0.4%
$1,500,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	$1,634,355

		Telecommunications & Cellular--1.1%
1,500,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	1,788,345
1,700,000		PCCW-HKTC Capital Ltd., Company Guarantee, Series REGS, 7.75%, 11/15/2011	1,879,044
900,000		Philippine Long Distance, Sr. Unsub., 11.375%, 5/15/2012	1,016,550

		TOTAL	4,683,939

		Utilities--0.3%
1,200,000		CIA Saneamento Basico, Note, Series 144A, 12.00%, 6/20/2008	1,203,000

		TOTAL CORPORATE BONDS (IDENTIFIED COST $46,074,472)	45,867,574

		GOVERNMENT AGENCIES--15.8%
		Government Agency--0.1%
500,000		Banque Centrale de Tunis, Unsub., 7.375%, 4/25/2012	543,750

		Sovereign--15.7%
4,987,211		Brazil, Government Brady, C Bond, 8.00%, 4/15/2014	4,497,466
1,050,000		Brazil, Government of, 10.25%, 6/17/2013	1,002,750
2,650,000		Brazil, Government of, Bond, 10.125%, 5/15/2027	2,309,475
3,100,000		Brazil, Government of, Bond, 11.50%, 3/12/2008	3,317,000
625,000		Brazil, Government of, Note, 10.00%, 1/16/2007	653,125
2,600,000		Brazil, Government of, Note, 11.00%, 1/11/2012	2,619,500
2,000,000		Brazil, Government of, Note, 12.00%, 4/15/2010	2,120,000
1,000,000		Brazil, Government of, Unsub., 11.00%, 8/17/2040	915,000
1,350,000		Bulgaria, Government of, Bond, Series REGS, 8.25%, 1/15/2015	1,493,505
2,640,000		Colombia, Government of, 10.00%, 1/23/2012	2,877,600
750,000		Colombia, Government of, 10.75%, 1/15/2013	847,500
960,000		Dominican Republic, Government of, Bond, Series REGS, 9.50%, 9/27/2006	967,200
650,000		El Salvador, Government of, Bond, Series REGS, 8.25%, 4/10/2032	604,500
500,000	[2]	El Salvador, Government of, Bond, Series 144A, 7.75%, 1/24/2023	514,375
850,000	[2]	Guatemala, Government of, Note, Series 144A, 9.25%, 8/1/2013	867,000
3,400,000		Mexico, Government of, Bond, 8.00%, 9/24/2022	3,591,250
2,200,000		Mexico, Government of, Bond, Series MTN, 8.30%, 8/15/2031	2,376,550
2,800,000		Mexico, Government of, Note, 6.375%, 1/16/2013	2,835,000
3,300,000		Mexico, Government of, Note, 7.50%, 1/14/2012	3,613,500
700,000		Mexico, Government of, Note, 8.125%, 12/30/2019	756,875
1,250,000		Mexico, Government of, Note, 8.375%, 1/14/2011	1,442,500
750,000		Mexico, Government of, Note, 9.875%, 2/1/2010	930,450
450,000		Panama, Government of, Bond, 9.375%, 1/16/2023	479,250
1,500,000		Peru, Government of, Note, 9.875%, 2/6/2015	1,661,250
Principal Amount or Shares			Value
		GOVERNMENT AGENCIES--continued
		Sovereign--continued
$1,300,000		Philippines, Government of, 9.875%, 1/15/2019	$1,368,250
850,000		Philippines, Government of, Note, 8.25%, 1/15/2014	839,375
600,000		Philippines, Government of, Note, 10.625%, 3/16/2025	661,500
1,500,000		Russia, Government of, Series REGS, 10.00%, 6/26/2007	1,767,225
4,100,000		Russia, Government of, Series REGS, 8.25%, 3/31/2010	4,535,215
8,400,000	[2]	Russia, Government of, Unsub., Series REGS, 5.00%, 3/31/2030	7,680,960
1,400,000		South Africa, Government of, Note, 7.375%, 4/25/2012	1,529,500
2,750,000		Turkey, Government of, 11.00%, 1/14/2013	2,925,313
522,669		Ukraine, Government of, Sr. Note, Series REGS, 11.00%, 3/15/2007	574,936
5,450,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	4,169,250

		TOTAL	69,344,145

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $63,641,867)	69,887,895

		PREFERRED STOCKS--5.6%
		Consumer Discretionary--0.6%
105,000		General Motors Corp., Conv. Pfd., Series C, $1.675348, Annual Dividend	2,754,150

		Financials--1.0%
11,000		Hartford Financial Services, PRIDES, $3.00, Annual Dividend	593,065
36,200		Hartford Financial Services, PRIDES, Series D, $3.227776, Annual Dividend	2,018,512
37,200		Washington Mutual, Inc., Conv. Pfd., $2.6875, Annual Dividend	1,971,600

		TOTAL	4,583,177

		Industrials--0.6%
49,200		Raytheon Co., DECS, $4.125, Annual Dividend	2,782,260

		Information Technology--0.9%
118,500		Electronic Data Systems, PRIDES, Series I	2,601,075
40,600		Motorola, Inc., Conv. Pfd., $3.50, Annual Dividend	1,418,970

		TOTAL	4,020,045

		Materials--0.6%
43,700		Boise Cascade Corp., Conv. Pfd., $3.75, Annual Dividend	1,953,390
17,600		Temple-Inland, Inc., DECS, $3.75, Annual Dividend	872,080

		TOTAL	2,825,470

		Telecommunication Services--0.8%
69,700		Alltel Corp., DECS	3,336,539

		Utilities--1.1%
52,700		American Electric Power, DECS	2,351,474
168,800		Duke Energy Corp., PRIDES, Series B, $2.00, Annual Dividend	2,321,000

		TOTAL	4,672,474

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $23,356,547)	24,974,115

Shares or Principal Amount			Value
		MUTUAL FUNDS--34.9%
1,094,420	[3]	Federated Mortgage Core Portfolio	$11,020,808
14,637,285	[3]	High Yield Bond Portfolio	96,898,825
47,014,166	[3]	Prime Value Obligations Fund, Class IS	47,014,166

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $149,276,793)	154,933,799

		U.S. TREASURY--3.9%
$6,300,000		United States Treasury Bond, 10.750%, 8/15/2005	7,362,117
3,845,000		United States Treasury Bond, 11.625%, 11/15/2004	4,308,207
2,430,000		United States Treasury Bond, 12.000%, 5/15/2005	2,849,175
2,585,000		United States Treasury Bond, 13.750%, 8/15/2004	2,886,101

		TOTAL U.S. TREASURY (IDENTIFIED COST $17,982,210)	17,405,600

		TOTAL INVESTMENTS--99.2% (IDENTIFIED COST $412,196,770) [4]	439,854,161

		OTHER ASSETS AND LIABILITIES - NET--0.8%	3,706,515

		TOTAL NET ASSETS--100%	$443,560,676

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At August 31, 2003, these securities amounted to $13,121,596 which represents 3.0% of total net assets.

3 Affiliated company.

4 The cost of investments for federal tax purposes amounts to $412,895,551.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
DECS	--Dividend Enhanced Convertible Stock
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2003 (unaudited)

Assets:
Total investments in securities, at value, including $154,933,799 of investments in affiliated issuers (identified cost $412,196,770)		$439,854,161
Income receivable		3,484,161
Receivable for investments sold		557,819
Receivable for shares sold		1,544,608

TOTAL ASSETS		445,440,749

Liabilities:
Payable for investments purchased	$516,375
Payable for shares redeemed	731,674
Income distribution payable	341,148
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	116,986
Payable for Directors'/Trustees' fees	1,082
Payable for portfolio accounting fees (Note 5)	10,668
Payable for distribution services fee (Note 5)	36,387
Payable for shareholder services fee (Note 5)	92,223
Accrued expenses	33,530

TOTAL LIABILITIES		1,880,073

Net assets for 68,279,456 shares outstanding		$443,560,676

Net Assets Consist of:
Paid in capital		$773,815,898
Net unrealized appreciation of investments		27,657,391
Accumulated net realized loss on investments and foreign currency transactions		(358,434,708)
Undistributed net investment income		522,095

TOTAL NET ASSETS		$443,560,676

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($260,710,795 ÷ 40,130,404 shares outstanding)		$6.50

Offering price per share (100/94.50 of $6.50)[1]		$6.88

Redemption proceeds per share		$6.50

Class B Shares:
Net asset value per share ($43,817,319 ÷ 6,737,428 shares outstanding)		$6.50

Offering price per share		$6.50

Redemption proceeds per share (94.50/100 of $6.50)[1]		$6.14

Class C Shares:
Net asset value per share ($15,740,982 ÷ 2,422,996 shares outstanding)		$6.50

Offering price per share (100/99.00 of $6.50)[1]		$6.57

Redemption proceeds per share (99.00/100 of $6.50)[1]		$6.44

Class F Shares:
Net asset value per share ($123,291,580 ÷ 18,988,628 shares outstanding)		$6.49

Offering price per share (100/99.00 of $6.49)[1]		$6.56

Redemption proceeds per share (99.00/100 of $6.49)[1]		$6.43

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2003 (unaudited)

Investment Income:
Dividends (including $4,443,914 received from affiliated issuers and net of foreign taxes withheld of $88,681)			$8,151,287
Interest (including income on securities loaned of $14,590 and net of foreign taxes withheld of $1,172)			4,675,486

TOTAL INCOME			12,826,773

Expenses:
Investment adviser fee (Note 5)		$1,561,693
Administrative personnel and services fee (Note 5)		156,586
Custodian fees		18,299
Transfer and dividend disbursing agent fees and expenses (Note 5)		379,561
Directors'/Trustees' fees		5,585
Auditing fees		9,056
Legal fees		6,493
Portfolio accounting fees (Note 5)		61,919
Distribution services fee--Class B Shares (Note 5)		145,332
Distribution services fee--Class C Shares (Note 5)		53,753
Shareholder services fee--Class A Shares (Note 5)		298,435
Shareholder services fee--Class B Shares (Note 5)		48,444
Shareholder services fee--Class C Shares (Note 5)		17,918
Shareholder services fee--Class F Shares (Note 5)		155,768
Share registration costs		37,338
Printing and postage		79,823
Insurance premiums		1,273
Miscellaneous		7,072

TOTAL EXPENSES		3,044,348

Reimbursement and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(1,493)
Fees paid indirectly from directed broker arrangements	(85,008)

TOTAL REIMBURSEMENT AND EXPENSE REDUCTION		(86,501)

Net expenses			2,957,847

Net investment income			9,868,926

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			6,774,145
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			36,167,003

Net realized and unrealized gain on investments and foreign currency transactions			42,941,148

Change in net assets resulting from operations			$52,810,074

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2003	Year Ended 2/28/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,868,926	$24,187,373
Net realized gain (loss) on investments and foreign currency transactions	6,774,145	(152,808,442)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	36,167,003	(1,841,148)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	52,810,074	(130,462,217)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,106,865)	(13,409,407)
Class B Shares	(846,594)	(1,904,164)
Class C Shares	(312,812)	(691,463)
Class F Shares	(3,167,719)	(7,595,030)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,433,990)	(23,600,064)

Share Transactions:
Proceeds from sale of shares	52,552,651	17,906,340
Net asset value of shares issued to shareholders in payment of distributions declared	8,341,408	18,670,801
Cost of shares redeemed	(42,060,459)	(155,079,203)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,833,600	(118,502,062)

Change in net assets	61,209,684	(272,564,343)

Net Assets:
Beginning of period	382,350,992	654,915,335

End of period (including undistributed net investment income of $522,095 and $1,087,159, respectively)	$443,560,676	$382,350,992

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2003 (unaudited)

1. ORGANIZATION

Federated Capital Income Fund (formerly Federated Utility Fund, Inc.) (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. Effective May 27, 2003, the Fund became a portfolio of Federated Income Securities Trust (the "Trust"). The Trust consists of five portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The primary investment objectives of the Fund are current income and long-term growth of income. Capital appreciation is a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed corporate bonds, other fixed income securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Investments in other open-end regulated investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust, ("Core Trust") which is managed by Federated Investment Management Company, an affiliate of the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and totaled $4,313,910 for the period.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At August 31, 2003, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. As of August 31, 2003, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 8/31/2003		Year Ended 2/28/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,735,675	$36,916,038	1,594,119	$10,659,520
Shares issued to shareholders in payment of distributions declared	852,882	5,404,194	1,803,956	11,829,989
Shares redeemed	(3,092,418)	(19,447,911)	(12,916,586)	(86,174,138)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,496,139	$22,872,321	(9,518,511)	$(63,684,629)

	Six Months Ended 8/31/2003		Year Ended 2/28/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,877,823	$12,092,531	674,695	$4,319,223
Shares issued to shareholders in payment of distributions declared	100,417	636,826	224,127	1,471,099
Shares redeemed	(1,298,860)	(8,185,359)	(2,866,655)	(19,202,546)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	679,380	$4,543,998	(1,967,833)	$(13,412,224)

	Six Months Ended 8/31/2003		Year Ended 2/28/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	353,811	$2,266,770	166,198	$1,080,839
Shares issued to shareholders in payment of distributions declared	32,957	208,734	69,893	457,499
Shares redeemed	(200,920)	(1,263,172)	(853,152)	(5,711,454)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	185,848	$1,212,332	(617,061)	$(4,173,116)

	Six Months Ended 8/31/2003		Year Ended 2/28/2003
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	200,605	$1,277,312	273,153	$1,846,758
Shares issued to shareholders in payment of distributions declared	330,649	2,091,654	749,857	4,912,214
Shares redeemed	(2,098,487)	(13,164,017)	(6,604,674)	(43,991,065)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,567,233)	$(9,795,051)	(5,581,664)	$(37,232,093)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,794,134	$18,833,600	(17,685,069)	$(118,502,062)

4. FEDERAL TAX INFORMATION

At August 31, 2003, the cost of investments for federal tax purposes was $412,895,551. The net unrealized appreciation of investments for federal tax purposes was $26,958,610. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $30,326,459 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,367,849.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization of debt securities.

At February 28, 2003, the Fund had a capital loss carryforward of $326,045,073 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 235,222

2010	$120,090,607

2011	$205,719,244

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Passport Research Ltd., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser's general partner is Federated Investment Management Company ("FIMC"). The Adviser may voluntary choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by FIMC, an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and totaled $130,004 for the period.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Directors'/Trustees' approved a new Agreement. Effective November 1, 2003, the fee paid to FServ will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B, Class C and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

For the six months ended August 31, 2003, Class F Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended August 31, 2003, the Fund's expenses were reduced by $85,008 under these arrangements.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended August 31, 2003, were as follows:

Purchases	$315,527,029

Sales	$330,165,977

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Capital Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420C878
Cusip 31420C860
Cusip 31420C852
Cusip 31420C845

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8092606 (10/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        October 23, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        October 23, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date         October 23, 2003